ADVANCED SERIES TRUST
AST JP Morgan Strategic Opportunities Portfolio

Supplement dated March 23, 2011 to the Prospectus and Statement of Additional Information dated May 1, 2010

Effective immediately, Michael Fredericks is no longer serving as a Portfolio Manager to the AST JP Morgan Strategic Opportunities Portfolio (the “Portfolio”). To reflect this, all references to Mr. Fredericks in the Prospectus and Statement of Additional Information (“SAI”) are hereby deleted. Patrik Jakobson will now serve as Portfolio Manager to the Portfolio. The following revisions are hereby made to the Prospectus and SAI to reflect Mr. Jakobson’s service:

I.	The following is added to the Management of the Portfolio table in the Summary Section of the Prospectus:

Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	J.P. Morgan Investment Management Inc.	Patrik Jakobson	Managing Director & Portfolio Manager	March 2011
AST Investment Services, Inc.

II.	The following is added to “How the Fund is Managed – Portfolio Managers” section of the Prospectus:

Patrik Jakobson, managing director, is a portfolio manager with J.P.Morgan’s Global Multi-Asset Group (GMAG). He is a member of the Global Strategy Team that is responsible for managing the group’s tactical allocation investment process and global portfolio strategy. An employee since 1987, Patrik has served as a portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. He previously managed equity portfolios and worked as a research analyst specializing in the retailing industry in corporate finance. Patrik earned a B.A. in economics from Harvard University and an M.B.A. in finance from the Wharton School of Business.

III.	The following is added to the table in Part I of the SAI entitled “Portfolio Managers: Other Accounts:”

Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
J.P. Morgan Investment Management Inc.	Patrik Jakobson	12 / $4,706,266	2 / $656,133	20 / $4,057,810	None

          Information furnished in the table is as of December 31, 2010.

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